Basis of Preparation - Subsidiaries of the Company (Parenthetical) (Detail) $ in Thousands, shares in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Jun. 19, 2018	Jun. 30, 2017 USD ($)	Jun. 29, 2017	Dec. 31, 2017 shares	Sep. 30, 2013 USD ($) shares	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($) shares	Oct. 01, 2018 TWD ($)
Additional paid-in capital [Member]
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary							$ (232)
Asia Pacific New Energy Corporation Limited [Member] | YASHIN Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of voting equity interests acquired						100.00%
Cash transferred						$ 0.5
Asia Pacific New Energy Corporation Limited [Member] | YADING Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of voting equity interests acquired						100.00%
Cash transferred						$ 0.5
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest						50.93%	50.93%
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest						30.56%	30.56%
Percentage of equity interest held by subsidiary						60.00%
Shanghai Yayang Electric Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest		68.75%				68.75%	68.75%
Increase (decrease) in proportion of ownership interest in subsidiary		2.40%
Shanghai Yayang Electric Co., Ltd. [Member] | Crown Century Holdings Limited ("CCH (HK)") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest		37.92%	31.42%
Adjustments to additional paid in capital by conversion of loan		$ 1,000
Crown Century Holdings Limited ("CCH (HK)") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest						97.93%	97.93%
Adjustments to additional paid in capital through issuance of converting preference shares					$ 2,000
Number of preference shares converted into ordinary shares | shares				7.8			7.8
Crown Century Holdings Limited ("CCH (HK)") [Member] | Preference shares [Member]
Disclosure of subsidiaries [Line Items]
Number of shares issued | shares					7.8
Crown Century Holdings Limited ("CCH (HK)") [Member] | Ningbo Pacific Cable Co Ltd and Pacific Electric Wire & Cable (Shenzhen) Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest				97.93%
Increase (decrease) in proportion of ownership interest in subsidiary				(2.07%)
Crown Century Holdings Limited ("CCH (HK)") [Member] | Australia Pacific Electric Cable Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest				98.06%
Increase (decrease) in proportion of ownership interest in subsidiary				(1.34%)
Asia Pacific New Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%					100.00%
Registered capital								$ 500.0
Paid-up capital								$ 4.0